UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:4/30/10

Item 1.  Schedule of Investments.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited)
Shares		Value
	COMMON STOCKS & WARRANTS - 93.9%
	AEROSPACE/DEFENSE - 4.5%
37,500	Boeing Co.	$ 2,716,125

	AUTO MANUFACTURERS - 5.4%
200,000	Ford Motor Co. *	2,604,000
125,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	652,500
		3,256,500

	AUTO PARTS & EQUIPMENT - 2.5%
45,000	Johnson Controls, Inc.	1,511,550

	BANKS - 11.7%
100,000	Bank of America Corp. *	999,000
13,750	Goldman Sachs Group, Inc. (The)	1,996,500
40,000	JPMorgan Chase & Co. *	1,703,200
175,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	2,430,750
		7,129,450

	BIOTECHNOLOGY - 16.3%
37,500	Amgen, Inc. *	2,151,000
20,000	Celgene Corp. *	1,239,000
10,000	Dendreon Corp. *	542,200
42,500	Genzyme Corp. *	2,262,700
45,000	United Therapeutics Corp. *	2,560,050
30,000	Vertex Pharmaceuticals, Inc. *	1,163,100
		9,918,050

	CHEMICALS - 2.1%
20,000	Monsanto Co. +	1,261,200

	COMMERCIAL SERVICES - 4.5%
11,000	Mastercard, Inc.	2,728,440

	COMPUTERS - 9.7%
15,000	Apple, Inc. *	3,916,800
27,500	Research In Motion, Ltd. *	1,957,725
		5,874,525

	COSMETICS/PERSONAL CARE - 3.5%
25,000	Colgate-Palmolive Co.	2,102,500

	ENGINEERING & CONSTRUCTION - 2.5%
50,000	Foster Wheeler, Ltd. *	1,499,000

	HEALTHCARE-PRODUCTS - 11.6%
25,000	Idexx Laboratories, Inc. *	1,653,500
15,000	Intuitive Surgical, Inc. * +	5,408,400
		7,061,900

	INSURANCE - 2.2%
17,500	Berkshire Hathaway, Inc. Class B *	1,347,500

	INTERNET - 3.9%
4,500	Google, Inc. *	2,364,480

	OIL & GAS - 4.6%
40,000	Halliburton Co.	1,226,000
32,500	Range Resources Corp.	1,552,200
		2,778,200
	OIL & GAS SERVICES - 2.9%
50,000	Dresser-Rand Group, Inc. *	1,764,000

	RETAIL - 2.6%
42,500	CVS Caremark Corp.	1,569,525

	TELECOMMUNICATIONS - 3.4%
52,500	QUALCOMM, Inc.	2,033,850

	TOTAL COMMON STOCKS & WARRANTS (Cost $46,832,725)	56,916,795

Principal	BONDS & NOTES - 2.2%
	AUTO MANUFACTURERS NOTE - 1.3%
$ 500,000	Ford Motor Co. Convertible, 4.25%, Due 11/15/16	778,125

	DIVERSIFIED FINANCIAL SERVICES NOTE - 0.9%
600,000	Goldman Sachs Capital, 6.345%, Due 2/15/34	536,930

	TOTAL BONDS & NOTES (Cost $911,111)	1,315,055

Shares
	SHORT-TERM INVESTMENTS - 3.8%
	MONEY MARKET FUND - 3.8%
2,323,636	Milestone Treasury Obligations Portfolio - Institutional Class, 0.01%**
	(Cost $2,323,636)	2,323,636

	TOTAL INVESTMENTS - 99.9% (Cost $50,067,472) (a)	$ 60,555,486
	OTHER ASSETS & LIABILITIES - 0.1%	230,859
	NET ASSETS - 100%	$ 60,786,345

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 12,666,920
	Unrealized Depreciation:	(2,178,906)
	Net Unrealized Appreciation:	$ 10,488,014

* Non-income producing security.
+ Subject to written option.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2010.

Schedule of Options Written
Number of
Contracts***	Security, Expiration Date, Exercise Price	Value
25	Intuitive Surgical, Inc., May 2010, Call @ $360	$ 25,500
8	Intuitive Surgical, Inc., May 2010, Call @ $380	2,400
200	Monsanto Co., May 2010, Call @ $65	18,200
	TOTAL OPTIONS WRITTEN
	(Premiums received $159,998)	$ 46,100
***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

Securities Sold Short
Shares		Value
3,000	Green Mountain Coffee Roasters, Inc.
	TOTAL SECURITIES SOLD SHORT (Proceeds $220,337)	$ 217,980

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Warrants	$ 56,916,795	$ -	$ -	$ 56,916,795
Bond & Notes	-	1,315,055	-	1,315,055
Money Market Funds	-	2,323,636	-	2,323,636
Total	$ 56,916,795	$ 3,638,691	$ -	$ 60,555,486
Liabilities	Level 1	Level 2	Level 3	Total
Open Written Options	$ 46,100	$ -	$ -	$ 46,100
Securities Sold Short	217,980	-	-	217,980
Total	$ 264,080	$ -	$ -	$ 264,080

                                                      The Fund did not hold any Level 3 securities during the period.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited)
Shares		Value
	COMMON STOCKS & WARRANTS - 80.6%
	AUTO MANUFACTURERS - 13.7%
80,000	Ford Motor Co. *	$ 1,041,600
60,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	313,200
		1,354,800

	BANKS - 26.9%
50,000	Bank of America Corp. - Warrants @ $16.845, Due 1/16/19 *	499,500
3,000	Goldman Sachs Group, Inc. (The)	435,600
125,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	1,736,250
		2,671,350

	BIOTECHNOLOGY - 14.4%
5,000	Amgen, Inc. *	286,800
4,000	Celgene Corp. *	247,800
8,000	Dendreon Corp. *	433,760
5,000	Genzyme Corp. *	266,200
2,000	United Therapeutics Corp. *	113,780
2,000	Vertex Pharmaceuticals, Inc. *	77,540
		1,425,880

	COMMERCIAL SERVICES - 9.9%
2,500	Mastercard, Inc.	620,100
4,000	Visa, Inc.	360,920
		981,020

	COMPUTERS - 3.9%
1,500	Apple, Inc. *	391,680

	HEALTHCARE-PRODUCTS - 5.4%
2,000	Edwards Lifesciences Corp. *	206,160
500	Intuitive Surgical, Inc. *	180,280
5,000	MAKO Surgical Corp. *	70,150
2,000	NuVasive, Inc. *	83,200
		539,790

	SEMICONDUCTORS - 3.7%
5,000	Cree, Inc. *	366,050

	TELECOMMUNICATIONS - 2.7%
7,000	QUALCOMM, Inc.	271,180

	TOTAL COMMON STOCKS & WARRANTS (Cost $8,285,893)	8,001,750

	SHORT-TERM INVESTMENTS - 17.9%
	MONEY MARKET FUND - 17.9%
1,777,402	Milestone Treasury Obligations Portfolio - Institutional Class, 0.01%**
	(Cost $1,777,402)	1,777,402

	TOTAL INVESTMENTS - 98.5% (Cost $10,063,295) (a)	$ 9,779,152
	OTHER ASSETS & LIABILITIES - 1.5%	144,039
	NET ASSETS - 100%	$ 9,923,191

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 180,584
	Unrealized Depreciation:	(464,727)
	Net Unrealized Depreciation:	$ (284,143)

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2010.

Securities Sold Short
Shares		Value
2,000	Green Mountain Coffee Roasters, Inc.
	TOTAL SECURITIES SOLD SHORT (Proceeds $146,891)	$ 145,320

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Warrants	$ 8,001,750	$ -	$ -	$ 8,001,750
Money Market Funds	-	1,777,402	-	1,777,402
Total	$ 8,001,750	$ 1,777,402	$ -	$ 9,779,152

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 145,320	$ -	$ -	$ 145,320
Total	$ 145,320	$ -	$ -	$ 145,320

                                                     The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

 6/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/22/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/22/10